Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,431,425	$ 1,685,013	[1]	$ 2,010
Accounts receivable, net of allowance		10,000	[1]	1,000
Prepaid expenses and other current assets	1,011,125	201,293	[1]	250
Total current assets	2,445,550	1,896,306	[1]	16,945
Property and equipment, net	266,777	802,557	[1]
Intangible assets, net	17,866,317	17,882,147	[1]	600,317
Other assets	13,475,000	1,427,729	[1]	8,850
TOTAL ASSETS	34,053,644	22,008,739	[1]	626,112
Current liabilities:
Accounts payable	3,574,255	1,282,974	[1]	580,680
Accrued expenses	5,834,362	1,637,048	[1]
Deferred revenue		2,290	[1]	50,000
Convertible note	1,900,000		[1]
Short-term debt	891,974	223,300	[1]
Total current liabilities	12,893,627	3,145,612	[1]	666,219
Warrant liabilities	517,899		[1]
Long-term debt		668,674	[1]
Total liabilities	13,411,526	4,314,286	[1]	666,219
Commitments and contingencies			[1]
Stockholders’ equity (deficit):
Preferred stock, value			[1]
Common stock, value	3,610	2,327	[1]	1,705
Additional paid-in capital	43,874,341	30,993,846	[1]	1,528,642
Accumulated deficit	(23,235,833)	(13,301,720)	[1]	(1,570,454)
Total stockholders’ equity (deficit)	20,642,118	17,694,453	[1]	(40,107)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	34,053,644	22,008,739	[1]	626,112
Related Party [Member]
Current assets:
Due from related parties	3,000		[1]	13,685
Current liabilities:
Accrued expenses				35,539
Due to related parties	693,036		[1]	35,539
Note payable - related party		$ 500,000	[1]

[1]	Derived from audited information